Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000004265
Account Value [Line Items]
Account Value	$ 12,468	$ 11,556	$ 10,104	$ 9,919	$ 11,921	$ 10,931	$ 10,849	$ 10,095	$ 10,285	$ 9,799	$ 9,425
C000004266
Account Value [Line Items]
Account Value	12,285	11,473	10,107	9,998	12,094	11,171	11,172	10,472	10,747	10,322	10,000
C000027580
Account Value [Line Items]
Account Value	13,676	12,628	11,007	10,778	12,908	11,804	11,684	10,832	10,992	10,435	10,000
C000137237
Account Value [Line Items]
Account Value	13,023	12,090	10,590	10,419	12,540	11,515	11,454	10,672	10,886	10,388	10,000
C000004268
Account Value [Line Items]
Account Value	13,494	12,486	10,894	10,680	12,804	11,723	11,613	10,780	10,962	10,420	10,000
C000004260
Account Value [Line Items]
Account Value	14,299	12,902	10,871	10,521	12,676	10,817	11,286	10,422	10,762	9,920	9,422
C000004261
Account Value [Line Items]
Account Value	14,090	12,800	10,871	10,603	12,867	11,067	11,633	10,813	11,260	10,453	10,000
C000027578
Account Value [Line Items]
Account Value	15,585	14,016	11,778	11,379	13,661	11,639	12,118	11,144	11,484	10,560	10,000
C000137235
Account Value [Line Items]
Account Value	14,814	13,397	11,315	10,988	13,260	11,350	11,876	10,979	11,368	10,506	10,000
C000004263
Account Value [Line Items]
Account Value	15,443	13,905	11,697	11,308	13,593	11,590	12,070	11,124	11,459	10,543	10,000
C000004255
Account Value [Line Items]
Account Value	16,783	14,767	12,022	11,427	13,826	10,859	11,564	10,650	11,039	9,852	9,422
C000004256
Account Value [Line Items]
Account Value	16,522	14,651	12,013	11,502	14,032	11,094	11,913	11,044	11,535	10,380	10,000
C000027576
Account Value [Line Items]
Account Value	18,171	15,962	12,962	12,289	14,845	11,635	12,362	11,361	11,752	10,470	10,000
C000137233
Account Value [Line Items]
Account Value	17,275	15,252	12,453	11,864	14,405	11,337	12,126	11,191	11,635	10,418	10,000
C000004258
Account Value [Line Items]
Account Value	18,068	15,888	12,915	12,249	14,806	11,608	12,344	11,346	11,741	10,473	10,000
C000004250
Account Value [Line Items]
Account Value	19,506	16,789	13,263	12,413	15,051	11,093	11,888	10,999	11,317	9,757	9,427
C000004251
Account Value [Line Items]
Account Value	19,207	16,646	13,265	12,498	15,281	11,345	12,242	11,413	11,833	10,278	10,000
C000027574
Account Value [Line Items]
Account Value	21,312	18,284	14,413	13,443	16,253	11,941	12,762	11,772	12,071	10,377	10,000
C000137231
Account Value [Line Items]
Account Value	20,284	17,499	13,853	12,992	15,787	11,656	12,514	11,606	11,960	10,337	10,000
C000004253
Account Value [Line Items]
Account Value	21,211	18,211	14,353	13,402	16,212	11,912	12,737	11,751	12,062	10,372	10,000
C000004273
Account Value [Line Items]
Account Value	20,775	17,692	13,763	12,799	15,568	11,185	12,190	11,261	11,620	9,758	9,423
C000004274
Account Value [Line Items]
Account Value	20,442	17,550	13,752	12,883	15,787	11,438	12,560	11,682	12,145	10,272	10,000
C000027582
Account Value [Line Items]
Account Value	22,764	19,337	14,991	13,882	16,840	12,067	13,103	12,065	12,416	10,388	10,000
C000137239
Account Value [Line Items]
Account Value	21,672	18,490	14,417	13,414	16,354	11,771	12,848	11,888	12,290	10,340	10,000
C000004276
Account Value [Line Items]
Account Value	22,586	19,194	14,902	13,813	16,757	12,017	13,066	12,040	12,396	10,381	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,544	11,778	10,592	10,467	12,429	12,370	11,674	10,484	10,692	10,507	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	29,208	23,816	17,935	16,230	20,277	14,771	14,082	12,508	12,573	10,205	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	$ 29,208	$ 23,816	$ 17,935	$ 16,230	$ 20,277	$ 14,771	$ 14,082	$ 12,508	$ 12,573	$ 10,205	$ 10,000